September 28, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Encompass Funds, File Nos. 333-132838 and 811-21885

Dear Sir/Madam:

On behalf of Encompass Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  The purpose of the filing is to provide updated financial statements and other updating information.  We do not believe that Post-Effective Amendment No. 5 contains any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact Jeff Provence at (619) 588-9700.

Very truly yours,

/s/ Premier Fund Solutions

Premier Fund Solutions, Inc